COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 12, 2023	Sep. 12, 2023	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2023	Mar. 13, 2023	Jan. 03, 2023
Common Stock, shares authorized				100,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized				40,000,000	40,000,000		40,000,000	40,000,000	40,000,000
Preferred Stock Shares issued				4,376,709			3,755,209	0
Purchase of Common stock							291,259
Common stock issued, shares				291,259
Common stock issued, value				$ 600,000		$ 45,000
Restricted Stock Compensation				$ 105,000	$ 0		$ 394,168
Additional warrants to be issued				69,000			1,424	28,883
Financing costs				$ 1,008,376
Common Stock Shares Issued For Cash, Value				540,000			$ 540,000
Shares of common stock on the conversion of debt				$ 85,174			$ 1,392,935
Common stock related to stock based compensation				86,747
Arena Business Solutions Global SPC II [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Purchase of Common stock	40,000,000	40,000,000
Chief Executive Officer [Member]
Restricted Shares Of Common Stock Issued For Bonus, Shares											134,049
Series A Preferred Stock [Member]
Preferred stock, shares authorized				40,000,000			40,000,000
Preferred Stock Shares per value				$ 0.0001			$ 0.0001
Conversion Price				$ 10.00			$ 10.00
Accrued Intrest rate				12.00%			12.00%
Preferred Stock Shares issued				621,500			46,500
Committee [Member]
Additional compensation			$ 5,000
Chair of a Committee [Member]
Additional compensation			5,000				$ 20,000
Board Chair [Member]
Additional compensation			20,000
Restricted Stock Compensation [Member]
Restricted common stock issued for service, shares				2,425,000			2,425,000	250,000
Compensation			$ 60,000
Restricted shares of common stock issued for bonus, value								$ 160,645
Restricted Stock Compensation [Member] | 2020 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value					$ 356,000			$ 356,000
Restricted Shares Of Common Stock Issued For Bonus, Shares										5,027